Business Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 87,884	$ 105,087
Cost of Sales	35,869
Import & Custom Clearance Service [Member]
Segment Reporting Information [Line Items]
Revenues	51,871	105,087
Cost of Sales
Trading [Member]
Segment Reporting Information [Line Items]
Revenues	36,014
Cost of Sales	$ 35,869